DISPOSAL OF ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Disposal Of Assets [Abstract]
Summary of Disposals
Summarized financial information relating to the disposal of the Thailand portfolio is shown below:

(MILLIONS)
Proceeds	$94
Carrying value of net assets held for sale
Assets	114
Liabilities	(8)
106
Loss on disposal	$(12)